Business Acquisitions (Details) - Schedule of fair values of the assets acquired and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2008
Schedule of fair values of the assets acquired and liabilities [Abstract]
Cash consideration	$ 500,000	$ 500,000
Gross-up for non-controlling interests	480,392	480,392
Total Purchase Price	980,392	980,392
Accounts receivable	471,283	471,283
Contract assets	60,226	60,226
PPE	103,410	103,410
Intangibles	500,000	500,000
Goodwill	2,754,438	2,754,438
Other assets	12,000	12,000
Assets Acquired	3,901,357	3,901,357
Accounts payable	1,640,994	1,640,994
Other current liabilities	99,247	99,247
Contract liabilities	509,757	509,757
Loan payable to Archaea	656,014	656,014
Other long-term liabilities	14,953	14,953
Liabilities Assumed	2,920,965	2,920,965
Net Assets Acquired	$ 980,392	$ 980,392